Cover	Mar. 26, 2026
Cover [Abstract]
document type	8-K
Amendment Flag	false
document period	Mar. 26, 2026
file number	333-229830
registrant name	GUOCHUN INTERNATIONAL INC.
Entity Central Index Key	0001765048
tax identification number	32-0575017
incorporation state	NV
address	66 West Flagler Street, Suite 900-#3040
city	Miami
state	FL
zip code	33130
area code	125
phone number	12629446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging growth company	false